Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2015-2 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

February 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	23	487,977.15	146	2,799,506.85
Liquidation Proceeds and Recoveries on Defaulted Receivables	36	198,686.14	122	1,402,396.96
Net Loss Amount	23	289,291.01	146	1,397,109.89
Net Loss % of Average Portfolio Balance (Annualized)		0.36%
Cumulative Net Loss % of Initial Balance				0.10%
Average Net Loss of Assets Experiencing a Loss				9,569.25